NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 1,608	$ 1,504
Average nonaccrual loans	1,774	2,179
Interest income that would have been recognized	118	116
Interest income recognized	95	115
Interest income foregone	59	101
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	477	363
Average nonaccrual loans	532	364
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	701	701
Average nonaccrual loans	802	1,020
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	280	290
Average nonaccrual loans	290	449
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	150	150
Average nonaccrual loans	$ 150	$ 346